Noncontrolling Interests - Additional Information (Detail)	Sep. 30, 2010 Beijing Champion Hi-Tech Co Ltd (Beijing Champion)	Jun. 01, 2011 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai)	Mar. 10, 2009 Startup Training Service	Mar. 10, 2009 Startup Training Service Beijing Champion Hi-Tech Co Ltd (Beijing Champion)	Sep. 30, 2009 Gaokao re-take business
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	40.00%	40.00%	60.00%		60.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				40.00%	40.00%